Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash generated from operating activities	¥ 11,344,711	¥ 6,422,582	¥ 1,537,249
Income tax paid	(4,223,429)	(4,230,688)	(2,989,616)
Net cash generated from / (used in) operating activities	7,121,282	2,191,894	(1,452,367)
Cash flows from investing activities
Proceeds from sale of investment assets	153,462,665	118,648,110	134,989,169
Proceeds from sale of property and equipment	3,055	8,401	46,625
Interest received on investment assets	1,238,619	801,740	759,333
Net cash received from disposal of subsidiary			276
Payment for acquisition of investment assets	(169,461,270)	(128,570,535)	(132,109,150)
Payment for property and equipment and other long-term assets	(206,496)	(181,746)	(269,894)
Payment for acquisition of subsidiary, net of cash acquired	(40,323)	(1,719,481)	77,226
Net cash generated from/(used in) investing activities	(15,003,750)	(11,013,511)	3,493,585
Cash flows from financing activities
Proceeds from issuance of shares and other equity securities	18,907,992	677,773	9,230,364
Including: Proceeds from capital contribution from the non-controlling shareholder of a subsidiary	1,564,252	100,744
Proceeds from borrowings	10,589,599	4,492,266	1,944,928
Repayment of borrowings	(2,875,672)	(6,710,036)	(11,697,792)
Payment for lease liabilities	(596,575)	(572,635)	(561,520)
Payment for interest expenses	(1,151,421)	(499,493)	(923,562)
Net cash generated from/(used in) financing activities	24,873,923	(2,612,125)	(2,007,582)
Effect of exchange rate changes on cash and cash equivalents	(517,865)	169,713	(85,747)
Net increase/ (decrease) in cash and cash equivalents	16,473,590	(11,264,029)	(52,111)
Add: Cash and cash equivalents at the beginning of the year	7,312,061	18,576,090	18,628,201
Cash and cash equivalents at the end of the year	¥ 23,785,651	¥ 7,312,061	¥ 18,576,090